Subsequent Events (Details) $ in Millions, $ in Millions	Jan. 29, 2024 USD ($)	Jan. 19, 2024 USD ($)	Mar. 05, 2024 USD ($)	Mar. 05, 2024 CAD ($)	Jan. 03, 2024 USD ($)	Jan. 02, 2024 USD ($)	Jan. 01, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 08, 2023 USD ($)	Jun. 29, 2023 USD ($)	Mar. 08, 2023 USD ($)	Feb. 23, 2023 USD ($)	Feb. 22, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 30, 2022 USD ($)	Dec. 30, 2022 CAD ($)	Apr. 14, 2022 USD ($)
Subsequent events
Purchase of royalty												$ 7.0	$ 13.7		$ 1.1	$ 1.5	$ 37.4
Deposits related to CRA audits								$ 27.7						$ 40.9
Option to buy back of NSR (as a percent)													0.50%
Caserones Royalty, Chile
Subsequent events
Purchase of royalty										$ 7.3	$ 2.1
Royalty on Pascua-Lama Mine - Chile
Subsequent events
Purchase of royalty									$ 75.0
Acquisition of Royalties | U.S. Oil & Gas Royalty Interest - Haynesville, Texas, USA
Subsequent events
Purchase of royalty						$ 125.0
Acquisition of Royalties | Royalty on Pascua-Lama Mine - Chile
Subsequent events
Purchase of royalty					$ 6.7		$ 6.7
Funding of G Mining Ventures Term Loan | G Mining Ventures
Subsequent events
Amount funded of the total funding commitment	$ 42.0
Amount of funding	$ 75.0
Sale of effective NSR | Caserones Royalty, Chile
Subsequent events
Sale of net smelter royalty		$ 4.7
Subsequent deposit for audit by CRA
Subsequent events
Deposits related to CRA audits			$ 18.5	$ 24.5